Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Millions		Share capital	Contributed surplus	Accumulated Other Comprehensive Income	Retained Earnings	Total
Beginning balance at Dec. 31, 2023		$ 21,661	$ 569	$ 1,048	$ 20,001	$ 43,279
Beginning balance (in share) at Dec. 31, 2023						1,290,100
Changes in equity
Net earnings					6,016	$ 6,016
Foreign currency translation adjustment				153		153
Actuarial gain on employee retirement benefit plans, net of income taxes					590	590
Total comprehensive income				153	6,606	6,759
Issued under share option plans		447	(62)			$ 385
Issued under share option plans (in shares)						9,796
Repurchase of common shares for cancellation		(943)			(2,013)	$ (2,956)
Repurchase of common shares for cancellation (in shares)						(55,564)
Change in liability for share purchase commitment		(44)			(119)	$ (163)
Share-based compensation			13			13
Dividends paid on common shares					(2,803)	(2,803)
Ending balance at Dec. 31, 2024		21,121	520	1,201	21,672	$ 44,514
Ending balance (in share) at Dec. 31, 2024						1,244,332
Changes in equity
Net earnings					5,918	$ 5,918
Foreign currency translation adjustment				(202)		(202)
Actuarial gain on employee retirement benefit plans, net of income taxes					596	596
Total comprehensive income				(202)	6,514	6,312
Issued under share option plans		212	(31)			$ 181
Issued under share option plans (in shares)						4,510
Repurchase of common shares for cancellation	[1]	(945)			(2,136)	$ (3,081)
Repurchase of common shares for cancellation (in shares)	[1]					(55,322)
Change in liability for share purchase commitment		14			(20)	$ (6)
Share-based compensation			13			13
Dividends paid on common shares					(2,809)	(2,809)
Ending balance at Dec. 31, 2025		$ 20,402	$ 502	$ 999	$ 23,221	$ 45,124
Ending balance (in share) at Dec. 31, 2025						1,193,520

[1]	Includes $56 million of taxes on share repurchases for the year ended December 31, 2025 (2024 - $48 million).